Shareholders' Equity - Shares issued on acquisition (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Aug. 31, 2022
Stockholder's Equity
Loss on settlement of shares to be issued	$ 442,000
Sleepwell, LLC
Stockholder's Equity
Cash consideration		$ 1,100,000